Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jul. 27, 2017
Registrant Name	dei_EntityRegistrantName	T. Rowe Price International Funds, Inc.
Central Index Key	dei_EntityCentralIndexKey	0000313212
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul. 27, 2017
Document Effective Date	dei_DocumentEffectiveDate	Aug. 01, 2017
Prospectus Date	rr_ProspectusDate	Aug. 01, 2017